Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0001949712
Registrant Name	ClimateRock Holdings Limited
Registration File Number	333-276718
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A